CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash	$ 7,105,085	$ 4,283,794
Short-term investment		2,103,762
Advances to vendors	9,400,197	8,123,120
Due from related parties	$ 198,611	$ 2,197
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Deferred initial public offering costs		$ 118,103
Other current assets	$ 929,680	848,185
Total current assets	40,621,387	27,514,785
Property and equipment, net	194,878	54,486
Right-of-use operating lease assets	144,535	224,835
Deferred tax assets	140,377	76,821
Total non-current assets	479,790	356,142
TOTAL ASSETS	41,101,177	27,870,927
Current liabilities
Short-term bank loans	4,131,354	1,563,452
Accounts payable	2,258,129	1,525,192
Deferred revenue	1,007	14,099
Taxes payable	3,274,881	2,579,976
Due to related parties	$ 141,235	$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Operating lease liabilities, current	$ 93,719	$ 83,477
Accrued expense and other current liabilities	1,651,681	883,805
Total current liabilities	12,130,781	7,206,039
Operating lease liabilities, non-current	66,926	160,706
Total non-current liabilities	1,348,500	2,030,201
Total liabilities	13,479,281	9,236,240
Commitment and contingencies
Shareholders' equity
Additional paid-in capital	10,420,096	5,346,674
Statutory reserve	908,214	741,584
Retained earnings	17,575,571	13,720,353
Accumulated other comprehensive loss	(1,284,329)	(1,176,124)
Total shareholders' equity	27,621,896	18,634,687
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	41,101,177	27,870,927
Non-related party
Current Assets
Accounts receivable	17,606,279	9,163,752
Current liabilities
Current portion of long-term loans	578,775	138,481
Long-term loans	1,281,574	484,684
Related party
Current Assets
Accounts receivable	5,381,535	2,871,872
Current liabilities
Long-term loans	0	1,384,811
Class A
Shareholders' equity
Ordinary shares	2,226	2,082
Class B
Shareholders' equity
Ordinary shares	$ 118	$ 118